Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000741375_SupplementTextBlock

Prospectus Supplement

July 25, 2014

Morgan Stanley Institutional Fund Trust

Supplement dated July 25, 2014 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2014

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Corporate Bond Portfolio

High Yield Portfolio

Limited Duration Portfolio
(collectively, the "Portfolios")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Fund, to certain financial intermediaries as compensation on sales of Class A shares of the Portfolios of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Portfolios in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

Risk/Return [Heading]	rr_RiskReturnHeading	Core Plus Fixed Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	With respect to each Portfolio, the following table replaces the "Shareholder Fees" table in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1]
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[1],[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances.
Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOther	none

[1]	Effective September 9, 2013, Class P and Class H shares were renamed Class A shares.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 0.50% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-How to Redeem Shares-Class A Shares" for further information about the CDSC waiver categories.